RULE 497(e)
                                                                     333-125953


    SUPPLEMENT DATED MARCH 28, 2007 TO THE PROSPECTUS DATED FEBRUARY 9, 2007




                                MVC CAPITAL, INC.
                                 (the "Company")


     On March 9, 2007, the Company filed its Form 10-Q for the quarter ended January 31, 2007. This report contains updated financial information and is available on the Securities and Exchange Commission's website at WWW.SEC.GOV.